Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010 MBoe	Mar. 31, 2009	Jun. 30, 2012 Day Month MBoe	Jun. 30, 2011	Dec. 31, 2011 Day Month MBoe	Dec. 31, 2010 MBoe	Dec. 31, 2009 MBoe	Dec. 31, 2006 Entity	Dec. 31, 2008 MBoe
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Liquid investments maturity (in months)				3		3
Due days for accounts receivable				30		30
Past Due days for accounts receivable				60		60
Capital costs incurred for undeveloped acreage				$ 58,360		$ 22,831
Capital costs for wells and facilities in progress pending determination				41,758
Increase in the valuation allowance of deferred tax assets				0	1,449
Bad debt expense						179	17	317
Provision for excess or obsolete inventory						602	810	274
Impairment of oil and natural gas properties			240,790					240,790
Effect of cash flow hedges on full cost ceiling			169,013
Impairment of other assets		4,150					4,150
Proceeds from the sale of common stock	313,231						313,231
Fees and other expenses for sale of common stock	11,769
Liability for gas imbalances		1,456				1,819	1,456
Number of venture capital LLC interests acquired									2
Total investment									15,000
Oklahoma production tax credits						0	0	13,544
Effect of change in accounting principle on estimated reserves		149,282				156,260	149,282	141,874		113,344
Change in Accounting Method Accounted for as Change in Estimate
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Effect of change in accounting principle on estimated reserves								18,810
Common Stock
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate shares of common stock sold	475,043						475,043
Ethanol Plant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of other assets		2,042
Pipeline assets
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of other assets		2,108
Under Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance		2,900				2,860	2,900
Over Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance		1,835				1,802	1,835
Oil
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		79.43	49.66	95.68		96.19	79.43	61.18		44.60
Natural Gas
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		4.38	3.63	3.14		4.11	4.38	3.87		5.62
JP Morgan Chase Bank, N.A.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash held at JP Morgan Chase Bank, N.A.				$ 11,260		$ 32,232